Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Schedule of accounts receivable, net
Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
Accounts receivable, third parties	15,345	38,912
Less: Allowance for credit losses, third parties	(539)	(496)
Accounts receivable, third parties, net	14,806	38,416
Accounts receivable, related parties	186,705	210,001
Less: Allowance for credit losses, related parties	(1,169)	(299)
Accounts receivable, related parties, net	185,536	209,702

Schedule of movement of the allowance for doubtful accounts receivables
The movement of the allowance for doubtful accounts receivable is as follows:

	As of December 31,	As of June 30,
	2025	2026
Balance at the beginning of the year/period	3,467	1,708
Additions	917	103
Reversal	(2,125)	(1,052)
Write-off	(675)	—
Foreign currency translation adjustments	124	36
Balance at the end of the year/period	1,708	795